Share-based Compensation (Details 3) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Stock Option
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)			285	285	525	525
Exercised during the year (in shares)			(285)	(285)	(240)	(240)
Outstanding at the end of the period (in shares)					285	285
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares			$ 1.659		$ 1.659
Exercised during the year (in dollars per share) | $ / shares			$ 1.659		1.659
Outstanding at the end of the period (in dollars per share) | $ / shares					$ 1.659
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total intrinsic value exercised			$ 0.4	¥ 2,700,000	$ 0.2	¥ 1,400,000
Stock Option | Employees
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)			285	285	525	525
Exercised during the year (in shares)			(285)	(285)	(240)	(240)
Outstanding at the end of the period (in shares)					285	285
Restricted Stock Units (RSU)
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	37,074	37,074	25,439	25,439	20,725	20,725
Granted (in shares)	28,100	28,100	30,624	30,624	18,658	18,658
Vested (in shares)	(23,541)	(23,541)	(17,450)	(17,450)	(13,083)	(13,083)
Forfeited (in shares)	(1,848)	(1,848)	(1,539)	(1,539)	(861)	(861)
Outstanding at end of the period (in shares)	39,785	39,785	37,074	37,074	25,439	25,439
Total intrinsic value of options exercised and the total fair value of RSUs on vesting dates
Total fair value vested	$ 99.0	¥ 641,300,000	$ 48.6	¥ 301,600,000	$ 27.3	¥ 165,300,000
Restricted Stock Units (RSU) | Employees
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	36,842	36,842	25,152	25,152	20,460	20,460
Granted (in shares)	27,968	27,968	30,429	30,429	18,371	18,371
Vested (in shares)	(23,339)	(23,339)	(17,200)	(17,200)	(12,818)	(12,818)
Forfeited (in shares)	(1,848)	(1,848)	(1,539)	(1,539)	(861)	(861)
Outstanding at end of the period (in shares)	39,623	39,623	36,842	36,842	25,152	25,152
Restricted Stock Units (RSU) | Director and Consultants
Number of ordinary shares issuable upon vesting of restricted share units
Outstanding at the beginning of the period (in shares)	232	232	287	287	265	265
Granted (in shares)	132	132	195	195	287	287
Vested (in shares)	(202)	(202)	(250)	(250)	(265)	(265)
Outstanding at end of the period (in shares)	162	162	232	232	287	287
2000 Stock Incentive Plan
Share Based Compensation
Total unrecognized compensation cost related to unvested awards | ¥							¥ 0
2009 RSU Plan
Share Based Compensation
Total unrecognized compensation cost related to unvested awards	$ 274.4						¥ 1,777,500,000
Weighted average remaining vesting period over which unrecognized compensation cost is recognized	3 years 6 months 7 days	3 years 6 months 7 days